Significant Accounting Policies: Recent Accounting Pronouncements- (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Recent Accounting Pronouncements-

Recent Accounting Pronouncements

The Company has evaluated recent accounting pronouncements and their adoption has not had or is not expected to have a material impact on the Company’s financial position or its financial statements.